SUBSEQUENT EVENTS (Details Narrative) - USD ($)										3 Months Ended			12 Months Ended
	Jul. 10, 2024	Jul. 03, 2024	Jun. 12, 2024	Apr. 23, 2024	Apr. 03, 2024	Apr. 01, 2024	Feb. 23, 2024	Jan. 24, 2024	Dec. 19, 2023	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 14, 2023	Dec. 01, 2023	Jun. 30, 2023
Subsequent Event [Line Items]
Shares issued, value													$ 3,169,000
Received initial tranche														$ 1,465,000
Series G Redeemable Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Share price per share															$ 1,000
Market value price per share															$ 1,000
Received initial tranche								$ 100,000
Temporary equity, shares authorized								100		10,000			10,000	10,000		10,000
Temporary equity, stated value							$ 240,000	$ 120,000								$ 1,200
Redemption discount							$ 40,000	$ 23,000	$ 77,000
Maximum [Member]
Subsequent Event [Line Items]
Debt instrument, principal amount																	$ 272,000
Subsequent Event [Member] | Series G Redeemable Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Received initial tranche	$ 100,000		$ 100,000	$ 100,000
Temporary equity, shares authorized	100		100	100
Temporary equity, stated value	$ 120,000		$ 120,000	$ 120,000
Redemption discount	$ 20,000		$ 20,000	$ 20,000
Subsequent Event [Member] | New Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument, principal amount		$ 90,000			$ 92,700
Debt instrument, remaining value		$ 90,000			$ 221,018
Debt conversion shares issued		10,000,000			10,000,000
Debt conversion shares issued, value		$ 90,000			$ 100,000
Market value price per share		$ 0.009			$ 0.010
Financing expense					$ 7,300
Equity Financing Agreement [Member]
Subsequent Event [Line Items]
Shares issued										100,816,636	44,843,442	31,808,246
Market value price per share												$ 0.02
Equity Financing Agreement [Member] | Minimum [Member]
Subsequent Event [Line Items]
Market value price per share										$ 0.008	$ 0.01		$ 0.008
Equity Financing Agreement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Market value price per share										$ 0.009	$ 0.02		$ 0.009
Equity Financing Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued						72,852,004
Shares issued, value						$ 528,000
Equity Financing Agreement [Member] | Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Share price per share						$ 0.007
Equity Financing Agreement [Member] | Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Share price per share						$ 0.008